UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
	          New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        02/06/2008


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           60

Form 13F Information Table Value Total: $         69,034



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      632     7500 SH       SOLE                     7500
ALCOA INC.                     COM              013817101     1853    50700 SH       SOLE                    50700
ALTERA                         COM              021441100     1526    79000 SH       SOLE                    72000              7000
AMERICAN INTL GROUP            COM              026874107      466     8000 SH       SOLE                     8000
AMGEN INC                      COM              031162100      372     8000 SH       SOLE                     8000
APPLE COMPUTER INC             COM              037833100     1208     6100 SH       SOLE                     6100
APPLIED MATERIALS INC          COM              038222105     2151   121100 SH       SOLE                   114100              7000
ARCHER DANIELS MIDLAND         COM              039483102     2136    46000 SH       SOLE                    46000
Amerisourcebergen Corp         COM              03073E105      673    15000 SH       SOLE                    15000
BAXTER INTL.                   COM              071813109      720    12400 SH       SOLE                    12400
BJ SERVICES CO.                COM              055482103      509    21000 SH       SOLE                    21000
BRISTOL MYERS- SQUIBB          COM              110122108     1657    62500 SH       SOLE                    62500
BROADCOM CORP                  COM              111320107     1210    46300 SH       SOLE                    46300
CBS CORP - CLASS B             COM              124857202     1289    47300 SH       SOLE                    47300
CLOROX CO DEL                  COM              189054109     1154    17700 SH       SOLE                    17700
COEUR D ALENE MINES            COM              192108108      222    45000 SH       SOLE                                      45000
COSTCO WHOLESALE CORP.         COM              22160K105      593     8500 SH       SOLE                     8500
EBAY INC                       COM              278642103     2675    80600 SH       SOLE                    74600              6000
ELI LILLY & CO COM             COM              532457108     1698    31800 SH       SOLE                    30300              1500
EMC CORP                       COM              268648102     1469    79300 SH       SOLE                    79300
EXXON MOBIL CORP               COM              30231G102     1031    11000 SH       SOLE                    11000
Echostar Communications-A      COM              278762109      830    22000 SH       SOLE                    22000
GENERAL ELECTRIC CORP.         COM              369604103     2046    55200 SH       SOLE                    55200
GOLD FIELDS LTD ADR            COM              38059t106      170    12000 SH       SOLE                                      12000
HARMONY GOLD-ADR               COM              413216300      206    20000 SH       SOLE                                      20000
HOME DEPOT INC COM             COM              437076102      700    26000 SH       SOLE                    26000
INTEL CORP.                    COM              458140100     2394    89800 SH       SOLE                    89800
INTUIT INC                     COM              461202103     2178    68900 SH       SOLE                    63900              5000
Iamgold Intl African Mng Gold  COM              450913108      309    38200 SH       SOLE                                      38200
JOHNSON & JOHNSON              COM              478160104     1167    17500 SH       SOLE                    17500
KNIGHT-TRIMARK GROUP INC       COM              499005106      144    10000 SH       SOLE                                      10000
KRAFT FOODS INC.               COM              50075N104     1175    36000 SH       SOLE                    36000
MCAFEE INC                     COM              579064106     1507    40200 SH       SOLE                    35200              5000
MCKESSON HBOC Inc              COM              58155Q103     2548    38900 SH       SOLE                    38900
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      963     9500 SH       SOLE                     9500
MICROSOFT CORP COM             COM              594918104      787    22100 SH       SOLE                    22100
MOODYS CORP                    COM              615369105     2074    58100 SH       SOLE                    58100
MORGAN STANLEY                 COM              617446448     1222    23000 SH       SOLE                    23000
NASDAQ STOCK MARKET Inc        COM              631103108     2069    41800 SH       SOLE                    37800              4000
NETWORK APPLIANCE, INC         COM              64120L104      749    30000 SH       SOLE                    30000
NEWMONT MINING CORP            COM              651639106     1992    40800 SH       SOLE                    37800              3000
NYSE EURONEXT                  COM              629491101     2282    26000 SH       SOLE                    24000              2000
ORACLE SYSTEMS CORP            COM              68389X105     1696    75100 SH       SOLE                    75100
PEABODY ENERGY CORP            COM              704549104      647    10500 SH       SOLE                    10500
PEPSICO INC                    COM              713448108      713     9400 SH       SOLE                     9400
PFIZER INC                     COM              717081103      889    39100 SH       SOLE                    39100
PROCTER & GAMBLE CO            COM              742718109     1050    14300 SH       SOLE                    14300
Pacific Ethanol Inc            COM              69423u107      164    20000 SH       SOLE                                      20000
RITE AID CORP.                 COM              767754104      206    74000 SH       SOLE                                      74000
SANDISK CORP                   COM              80004C101      431    13000 SH       SOLE                    13000
SCHERING PLOUGH CORP           COM              806605101     1958    73500 SH       SOLE                    70500              3000
SCHWAB CHARLES CP NEW          COM              808513105      705    27600 SH       SOLE                    27600
SUNOCO INC.                    COM              86764p109      833    11500 SH       SOLE                    11500
SYMANTEC                       COM              871503108     1632   101100 SH       SOLE                    99100              2000
TIME WARNER INC.               COM              887317105      809    49000 SH       SOLE                    49000
UNITED PARCEL SVC INC CL B     COM              911312106     1577    22300 SH       SOLE                    22300
VERASUN ENERGY CORP            COM              92336G106      153    10000 SH       SOLE                                      10000
WAL MART STORES INC            COM              931142103      561    11800 SH       SOLE                    11800
WALGREEN INC.                  COM              931422109     1676    44000 SH       SOLE                    44000
WYETH                          COM              983024100      574    13000 SH       SOLE                    13000